Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

9. COMMITMENTS AND CONTINGENCIES

Lease commitments

On April 29, 2014, the Company leased office space in Boston, Massachusetts that was scheduled to expire on August 31, 2017. In January 2017, the Company signed a lease to extend the use of the same office space from September 1, 2017 to August 31, 2019.

Additionally, on October 21, 2014, the Company leased office space in New York, New York under an operating lease that was originally scheduled to expire on October 31, 2018. In March 2017, the Company commenced a plan to transition its consumer operations from New York to Boston. In connection with this transition, the Company terminated its New York office operating lease and was released from any further obligations in July 2017.

As of December 31, 2017, the minimum future lease payments under the Company’s Boston operating lease was as follows:

2018	$466,593
2019	311,062

Total minimum lease payments	$777,655

Rent expense is being recognized on a straight-line basis. The Company recorded approximately $522,000, $337,000 and $253,000 of rent expense for the twelve months ended December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

Royalty agreement

In March 2014, the Company entered into a royalty agreement with certain of its founders. Under the agreement, the Company agreed to pay the founders an aggregate royalty of 2% of gross sales of the Company’s products in perpetuity. The Company began incurring royalty expense upon commencement of HOTSHOT sales during the second quarter of 2016. The Company recorded approximately $25,000 and $20,000 of royalty expense during the twelve months ended December 31, 2017 and December 31, 2016, respectively. Royalty amounts owed to the founders as of December 31, 2017 and December 31, 2016 were approximately $3,000 and $4,000. No royalty amounts were owed to the founders as of December 31, 2015.

Litigation

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities as of December 31, 2017.